Financial Derivative Contracts and Hedge Accounting - Schedule of Effective Portion Generated by Cash Flow Derivatives Recorded in Statement of Changes in Equity (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLP ($)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion	$ 882	$ 3,205	$ 3,065	$ (6,792)
Ineffective Portion		95		(144)
Loan [Member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		(527)		(3,698)
Ineffective Portion		(37)		(516)
Commercial loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		1,654		1,135
Ineffective Portion		140		289
Time deposits [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		(1,090)		(4,275)
Ineffective Portion		(1)		91
Current bonds [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		(34)
Interbank loans [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Effective Portion		2,320		(3,019)
Ineffective Portion		$ (7)		$ (8)